Net financial income (loss) - Summary of Net Financial Income (Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income, expense, gains or losses of financial instruments [abstract]
Income from cash and cash equivalents	€ 0	€ 0	€ 105
Foreign exchange gains	6,347	104	599
Other financial income	13	97	133
Total financial income	6,360	201	837
Interest cost	(383)	4,676	(4,434)
IFRS 16 related interests	(288)	(333)	(359)
Foreign exchange losses	(109)	(1,697)	(176)
Total financial expenses	(780)	2,646	(4,970)
Financial income (loss)	€ 5,580	€ 2,847	€ (4,133)